united states
                   securities and exchange commission
                         washington, d.c. 20549

                               form n-csr

          certified shareholder report of registered management
                          investment companies

Investment Company Act file number  811-08683

Tanaka Funds, Inc.
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 960, New York, NY 10169
(Address of principal executive offices)             (Zip code)

Timothy Ashburn, Unified Fund Services, 431 North Pennsylvania Street,
                                                Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code:  877-4TANAKA

Date of fiscal year end:  11/03

Date of reporting period: 5/31/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss 3507.

Item 1.  Reports to Stockholders.


July 2003

Dear TANAKA Growth Fund Shareholder,

     The year 2003 is ushering in what we believe may be the beginning of the next multi-year market uptrend. The stage was set in 2000-2002 by the first consecutive three-year decline in the stock market since 1939-41. More fundamentally, our belief reflects in-depth economic research which suggests that we are headed for an extended period of low inflation and possibly even lower interest rates. This is important because common stocks are already about 40% undervalued versus current 10-year Treasury bond rates, using the "Fed model" which relates P/E ratios to Treasury bond yields.

     Many of you have heard our theory that rapid advances in digital and other technologies are resulting in a significant decline in inflation and a rise in productivity. This analysis will be presented in our book which is due to be published late August/early September. It is entitled Digital Deflation: The Productivity Revolution and How It Will Ignite the Economy. The basic thesis is that as digital technologies get faster, better and cheaper, the end products and services like PCs, cellphones, digital cameras and healthcare will become more valuable to the consumer. The government is already counting this recurring "quality improvement" for computers. As it extends this analysis across the economy, it will find that real gains in productivity have been undercounted by 1-2% per year, and inflation has been overstated by 1-2% per year.

     For the Fund, we have taken time over the last few years to analyze industries that are benefiting disproportionately from delivering more rapid gains in quality and performance than their competitors. This is an important reason why we invested in the specialty pharmaceuticals and security software areas. We will continue to try to leverage this insight on how certain companies will deliver more value for less to their customers.

     The Fund continues to be positioned in pro-cyclical technology, wireless communications and other stocks to benefit from an economic recovery, balanced by investments in stable growth healthcare, financial and special situations companies that will grow even if the Fed continues to underfeed liquidity to the economy.

     Calendar 2003 is off to a good start (Please see www.tanaka.com for year-to-date performance). As stated in the November Annual Letter, we have found over the years that the best time to invest is when investors are feeling depressed, anxious or uncertain. We believe that we are in the early stages of a new investment cycle. We encourage shareholders to share our views with friends
- and to consider adding to positions. It is far better to be early than to be late.

     Thank you for your support and for maintaining investments in the TANAKA Growth Fund through a difficult market. Please feel free to call us or visit our website, digitaldeflation.com, where we will soon provide more information on our economic outlook.

                                                         Sincerely,

                                                         Graham Y. Tanaka, CFA

     The TANAKA Growth Fund is a mutual fund distributed by Unified Financial Securities, Inc.

                          Tanaka Cl R         Russell 2000         S&P 500           NASDAQ
         11/30/98
         12/30/98            10,000.00           10,000.00        10,000.00         10,000.00
          5/31/99             9,930.00           10,711.12        10,624.32         11,415.52
         11/30/99            13,050.00           11,158.82        11,406.22         15,436.99
          5/31/00            16,980.00           11,772.89        11,737.21         15,746.44
         11/30/00            14,380.00           11,093.95        10,925.20         12,039.54
          5/31/01            12,089.24           12,442.67        10,499.10          9,795.25
         11/30/01            10,952.73           11,628.47         9,590.55          8,973.52
          5/31/02             9,846.39           12,380.03         9,044.08          7,524.44
         11/30/02             8,096.37           10,396.13         8,005.32          6,900.66
          5/31/03             8,790.34           11,366.97         8,314.60          7,464.82



     Past performance does not guarantee future results. The Fund is a non-diversified fund. The Fund may be subject to additional risk since it can invest in smaller capitalization companies including technology stocks, and it may invest up to 45% of its net assets in foreign securities, including multinational and emerging market securities. Please read the prospectus carefully before investing as it contains important information, including information about the risk factors associated with the Fund. Investment return and principal value fluctuate in response to the activities of individual companies and general market and economic conditions. As a result, an investor's shares when redeemed may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance shown for Class R shares included a period of generally favorable market conditions that are likely not sustainable. The S&P 500, Russell 2000 and NASDAQ indices are unmanaged and it is therefore not possible to invest directly in them. The performance of the Fund's Class R shares will differ from that of the Fund's Class A shares and Class B shares due to differing sales charge structures and expenses. The inception date for the Fund's Class A shares was 11/9/00. A $10,000 investment as of that date in the Fund's Class A shares would be worth $4,814, or $5,040 without the effect of the 4.5% maximum sales charge, as of 05/31/03. The inception date for the Class B shares was 12/31/99. A $10,000 investment on the inception date would be worth $5,132, or $5,402 without the effect of the maximum deferred sales charge (which is 5% during the first year, declines to 1% in the sixth year and is eliminated thereafter), as of 05/31/03.







Class R Shares *

                                                                                                 Avg. Annual
                                 Six Months             One Year            Total Return         Total Return
                               Total Return          Total Return         Since Inception      Since Inception
                             12/01/02 - 05/31/03    06/01/02 - 05/31/03   12/30/98 - 05/31/03  12/30/98 - 05/31/03


TANAKA Class R                     8.57%                -10.73%                -12.10%              -2.87%
S&P 500                            3.86%                 -8.07%                -16.85%              -4.09%
Russell 2000                       9.34%                 -8.18%                 13.67%               2.94%
NASDAQ                             8.18%                 -0.79%                -25.35%              -6.40%


Class B Shares *

                                                                                                 Avg. Annual
                                 Six Months             One Year            Total Return         Total Return
                              Total Return          Total Return         Since Inception       Since Inception
                             12/01/02 - 05/31/03    06/01/02 - 05/31/03   12/31/99 - 05/31/03   12/31/99 - 05/31/03


TANAKA Class B                     2.71%                -15.79%                -48.68%             -17.72%
TANAKA Class B                     8.11%                -11.36%                -45.98%             -16.48%
(excluding CDSC)
S&P 500                            3.86%                 -8.07%                -31.16%             -10.36%
Russell 2000                       9.34%                 -8.18%                 -8.49%              -2.56%
NASDAQ                             8.18%                 -0.79%                -60.36%             -23.74%



Class A Shares *

                                                                                                 Avg. Annual
                                 Six Months             One Year            Total Return         Total Return
                               Total Return          Total Return         Since Inception      Since Inception
                             12/01/02 - 05/31/03    06/01/02 - 05/31/03  11/09/00 - 05/31/03   11/09/00 - 05/31/03


TANAKA Class A                     3.65%                -14.65%                -51.86%             -24.85%
TANAKA Class A                     8.51%                -10.66%                -49.60%             -23.49%
(excluding sales charge)
S&P 500                            3.86%                 -8.07%                -28.45%             -12.28%
Russell 2000                       9.34%                 -8.18%                 -7.66%              -3.07%
NASDAQ                             8.18%                 -0.79%                -49.66%             -23.55%




     * In compliance with SEC guidelines, these results include maximum sales charges and show returns for each of the required periods with capital gains and dividend distributions reinvested. Class B shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of up to 5% if redeemed the first year of the purchase and an annual 12b-1 fee of 1.00%. Class A shares are sold with a maximum initial sales charge of 4.5%.

     While it is anticipated that the Fund will diversify its investments across a range of industries, certain sectors (such as the technology sector) are likely to be overweighted compared to others because the Fund's advisor seeks the best investment values regardless of sector. One of the risks associated with an overweighting in any sector is that a weakness in this sector could result in significant losses to the Fund.

     For a prospectus and more information, including charges and expenses, call toll free 1-877-4-TANAKA. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member NASD, SIPC.

Tanaka Growth Fund
Schedule of Investments
May 31, 2003 (Unaudited)

Common Stocks - 99.57%                                                          Shares                            Value

Accident & Health Insurance - 2.61%
AFLAC, Inc.                                                                      3,270                         $ 107,616
                                                                                                               ----------

Air Transportation, Scheduled - 1.16%
JetBlue Airways Corp. (a)                                                        1,425                            48,165
                                                                                                               ----------

Biological Products (No Diagnostic Substances) - 0.05%
Mymetics Corp.                                                                  21,817                             1,964
                                                                                                               ----------

Computer Peripheral Equipment - 3.33%
Rainbow Technologies, Inc. (a)                                                  16,300                           138,387
                                                                                                               ----------

Electromedical & Electrotherapeutic Apparatus - 1.81%
Zoll Medical Corp. (a)                                                           2,240                            74,278
                                                                                                               ----------

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.81%
General Electric Co.                                                             2,625                            75,337
                                                                                                               ----------

Electronic Computers - 1.91%
Dell Computer Corp. (a)                                                          2,525                            79,007
                                                                                                               ----------

Federal & Federally - Sponsored Credit Agencies - 1.02%
Fannie Mae                                                                         575                            42,550
                                                                                                               ----------

Oil & Gas Field Exploration Services - 1.61%
Seitel, Inc. (a)                                                               151,870                            66,823
                                                                                                               ----------

Pharmaceutical Preparations - 26.81%
Barr Laboratories, Inc. (a)                                                      1,162                            61,295
Biovail Corp. (a)                                                               12,415                           579,036
K-V Pharmaceutical Co. - Class A  (a)                                           15,577                           405,002
Pfizer, Inc.                                                                     2,150                            66,693
                                                                                                               ----------
                                                                                                               1,112,026
                                                                                                               ----------

Photographic Equipment & Supplies - 2.72%
Concord Camera Corp. (a)                                                        20,275                           112,932
                                                                                                               ----------

Radio & Tv Broadcasting & Communications Equipment - 2.88%
QUALCOMM, Inc.                                                                   3,562                           119,612
                                                                                                               ----------

Radiotelephone Communications - 5.52%
NEXTEL Communications, Inc. - Class A (a)                                       15,275                           228,972
                                                                                                               ----------

Retail - Miscellaneous Shopping Goods Stores - 1.32%
Staples, Inc.  (a)                                                               2,830                            54,874
                                                                                                               ----------

Tanaka Growth Fund
Schedule of Investments - continued
May 31, 2003 (Unaudited)

Common Stocks - 99.57% - continued                                              Shares                            Value

Search, Detection, Navigation, Guidance, Aeronautical Sys. - 7.56%
FLIR Systems, Inc.  (a)                                                         10,990                         $ 313,435
                                                                                                               ----------

Security Brokers, Dealers & Flotation Companies - 4.86%
MFC Bancorp Ltd.. (a)                                                           22,965                           201,862
                                                                                                               ----------

Semiconductors & Related Devices - 2.76%
Intel Corp.                                                                      5,050                           105,141
Three-Five Systems, Inc.  (a)                                                    1,380                             9,356
                                                                                                               ----------
                                                                                                                 114,497
                                                                                                               ----------

Services - Commercial Physical & Biological Research - 1.44%
Affymetrix, Inc. (a)                                                             2,630                            59,832
                                                                                                               ----------

Services - Computer Integrated Systems Design - 2.26%
Scientific Games Corp. - Class A (a)                                            12,200                            94,062
                                                                                                               ----------

Services - Computer Programming Services - 3.70%
Amdocs Ltd. (a)                                                                  7,850                           153,154
                                                                                                               ----------

Services - Medical Laboratories - 0.39%
Bio Reference Laboratories, Inc. (a)                                             3,000                            15,900
                                                                                                               ----------

Services - Prepackaged Software - 6.10%
Business Objects, Inc. (c)                                                      10,420                           211,005
Phoenix Technologies Ltd. (a)                                                    9,100                            42,315
                                                                                                               ----------
                                                                                                                 253,320
                                                                                                               ----------

Special Industry Machinery - 9.52%
Novellus Systems, Inc.  (a)                                                      8,240                           285,516
Veeco Instruments, Inc. (a)                                                      5,670                           109,374
                                                                                                               ----------
                                                                                                                 394,890
                                                                                                               ----------

Special Industry Machinery . - 3.60%
ASM Lithography Holdings NV (a) (c)                                             15,070                           151,454
                                                                                                               ----------

Surgical & Medical Instruments & Apparatus - 2.82%
Bard C.R. Inc.                                                                   1,670                           117,151
                                                                                                               ----------

TOTAL COMMON STOCKS (Cost $4,972,106)                                                                          4,132,100
                                                                                                               ----------

Money Market Securities - 0.92%
Huntington Investment Fund - Class A, 0.25%, (Cost $37,920) (b)                 37,920                            37,920
                                                                                                               ----------

TOTAL INVESTMENTS (Cost $5,010,026) - 100.49%                                                                  $4,170,020
                                                                                                               ----------

Liabilities in excess of cash and other assets - (0.49%)                                                       $  (19,970)
                                                                                                               -----------
TOTAL NET ASSETS - 100.00%                                                                                     $4,150,050
                                                                                                               ==========

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2003.
(c) American Depository Receipt.

Tanaka Growth Fund
Statement of Assets and Liabilities
May 31, 2003 (Unaudited)

Assets
Investments in securities, at value (cost $5,010,026)                                       $ 4,170,020
Interest receivable                                                                                   6
Dividends receivable                                                                                831
Other receivable                                                                                    122
Receivable from advisor                                                                          19,218
                                                                                          ----------------
     Total assets                                                                             4,190,197
                                                                                          ----------------

Liabilities
Redemptions payable                                                                                  57
12b-1 fees accrued                                                                                4,205
Other payables and accrued expenses                                                              35,885
                                                                                          ----------------
     Total liabilities                                                                           40,147
                                                                                          ----------------

Net Assets                                                                                  $ 4,150,050
                                                                                          ================

Net Assets consist of:
Paid in capital                                                                               6,545,693
Accumulated net realized gain (loss) on investments                                          (1,555,637)
Net unrealized appreciation (depreciation) on investments                                      (840,006)

Net Assets                                                                                  $ 4,150,050
                                                                                          ================

Class A:
Net asset value per share
   and redemption price per share ($181,791 / 20,666)                                            $ 8.80
                                                                                          ================

   Maximum offering price per share
    ($8.80 / 95.5%)                                                                                9.21
                                                                                          ================

   Minimum redemption price per share
    ($8.80 * 99%)                                                                                  8.71
                                                                                          ================

Class B:
Net asset value per share
   and offering price per share ($1,082,760 / 125,031)                                           $ 8.66
                                                                                          ================

   Minimum redemption price per share
    ($8.66 * 95%)                                                                                  8.23
                                                                                          ================

Class R:
Net asset value per share
   offering and redemption price per share ($2,885,499 / 330,124)                                $ 8.74
                                                                                          ================

Tanaka Growth Fund
Statement of Operations
Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividend income                                                                        $ 3,979
Interest income                                                                             93
                                                                                    -------------
  Total Income                                                                           4,072
                                                                                    -------------

Expenses
Investment advisor fee                                                                  18,689
12b-1 fee Class A                                                                          182
12b-1 fee Class B                                                                        4,493
12b-1 fee Class R                                                                        3,365
Administration expenses                                                                 15,236
Auditing expenses                                                                        7,566
Custodian expenses                                                                       2,464
Fund accounting expenses                                                                13,704
Insurance expenses                                                                       2,235
Legal expenses                                                                           9,915
Pricing expenses                                                                         1,541
Registration expenses                                                                    4,749
Printing expenses                                                                        1,117
Transfer agent expenses                                                                 26,652
Miscellaneous expenses                                                                   3,329
                                                                                    -------------
  Total Expenses                                                                       115,237
Reimbursed expenses                                                                    (79,107)
                                                                                    -------------
Total operating expenses                                                                36,130
                                                                                    -------------
Net Investment Income (Loss)                                                           (32,058)
                                                                                    -------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                     (245,063)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                            608,780
                                                                                    -------------
Net realized and unrealized gain (loss) on investment securities                       363,717
                                                                                    -------------
Net increase (decrease) in net assets resulting from operations                      $ 331,659
                                                                                    =============

Tanaka Growth Fund
Statement of Changes In Net Assets

                                                                                 Six months ended
                                                                                   May 31, 2003            Year ended
Increase (Decrease) in Net Assets                                                  (Unaudited)            Nov. 30, 2002
                                                                                 ------------------    -------------------
Operations
  Net investment income (loss)                                                   $    (32,058)         $     (73,588)
  Net realized gain (loss) on investment securities                                  (245,063)            (1,271,499)
  Change in net unrealized appreciation (depreciation)                                608,780                (18,336)
                                                                                 ------------------    -------------------
  Net increase (decrease) in net assets resulting from operations                     331,659             (1,363,423)
                                                                                 ------------------    -------------------

Share Transactions - Class A
   Net proceeds from sale of shares                                                    28,529                 26,684
   Shares redeemed                                                                     (9,262)               (67,451)
                                                                                 ------------------    -------------------
                                                                                       19,267                (40,767)
Share Transactions - Class B
   Net proceeds from sale of shares                                                   199,291                379,169
   Shares redeemed                                                                   (145,350)              (100,979)
                                                                                 ------------------    -------------------
                                                                                       53,941                278,190
Share Transactions - Class R
   Net proceeds from sale of shares                                                   309,503                360,842
   Shares redeemed                                                                   (318,740)              (281,256)
                                                                                 ------------------    -------------------
                                                                                       (9,237)                79,586
Net increase in net assets resulting
   from share transactions                                                             63,971                317,009
                                                                                 ------------------    -------------------
Total increase in net assets                                                          395,630             (1,046,414)
                                                                                 ------------------    -------------------


Net Assets
  Beginning of period                                                               3,754,420              4,800,834
                                                                                 ------------------    -------------------

  End of period                                                                  $  4,150,050          $   3,754,420
                                                                                 ==================    ===================

Capital Share Transactions - A Shares
  Shares sold                                                                           3,785                  3,213
  Shares repurchased                                                                   (1,250)               (10,123)
                                                                                 ------------------    -------------------

  Net increase (decrease) from capital transactions                                     2,535                 (6,910)
                                                                                 ==================    ===================

Capital Share Transactions - B Shares
  Shares sold                                                                          26,256                 38,535
  Shares repurchased                                                                  (20,100)               (11,596)
                                                                                 ------------------    -------------------

  Net increase (decrease) from capital transactions                                     6,156                 26,939
                                                                                 ==================    ===================

Capital Share Transactions - R Shares
  Shares sold                                                                          40,795                 33,672
  Shares repurchased                                                                  (41,092)               (26,918)
                                                                                 ------------------    -------------------

  Net increase (decrease) from capital transactions                                      (297)                 6,754
                                                                                 ==================    ===================

Tanaka Growth Fund - Class A
Financial Highlights

                                                                                   For the           For the           For the
                                                           Six months ended       year ended        year ended       period ended
                                                             May 31, 2003        November 30,      November 30,      November 30,
                                                             (Unaudited)             2002              2001             2000(c)
                                                        --------------------    ---------------   ----------------  ----------------

Selected Per Share Data
Net asset value, beginning of period                    $       8.10            $    10.96        $    14.38        $   17.46
                                                        --------------------    ---------------   ----------------  ----------------
Income from investment operations
  Net investment income (loss)                                 (0.06)                (0.15)            (0.19)           (0.01)
  Net realized and unrealized gain (loss)                       0.76                 (2.71)            (3.23)           (3.07)
                                                        --------------------    ---------------   ----------------  ----------------
Total from investment operations                                0.70                 (2.86)            (3.42)           (3.08)
                                                        --------------------    ---------------   ----------------  ----------------
Less Distributions to shareholders:
  From net investment income                                    0.00                  0.00              0.00             0.00
  From net realized gain                                        0.00                  0.00              0.00             0.00
                                                        --------------------    ---------------   ----------------  ----------------
Total distributions                                             0.00                  0.00              0.00             0.00
                                                        --------------------    ---------------   ----------------  ----------------

Net asset value, end of period                          $       8.80            $     8.10        $    10.96        $   14.38
                                                        ====================    ===============   ================  ================

Total Return                                                    8.51%(b)            (26.00)%          (23.78)%         (17.64)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                         $         182           $       147       $       274       $      262
Ratio of expenses to average net assets                         1.75%(a)               1.75%             1.75%           1.00%(a)
Ratio of expenses to average net assets
   before waiver & reimbursement                                6.81%(a)               6.46%             5.02%           1.00%(a)
Ratio of net investment income to
   average net assets                                          (1.61)(a)             (1.64)%           (1.55)%         (0.73)%(a)
Ratio of net investment income to
   average net assets before waiver & reimbursement            (6.67)(a)             (6.35)%           (4.82)%         (0.73)%(a)
Portfolio turnover rate                                         9.19%                 20.57%            24.24%          21.86%

(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c) For the period November 9, 2000 (Commencement of Operations) to November 30, 2000.

Tanaka Growth Fund - Class B
Financial Highlights

                                                                                  For the            For the            For the
                                                           Six months ended      year ended         year ended        period ended
                                                             May 31, 2003      November 30,       November 30,       November 30,
                                                              (Unaudited)           2002               2001              2000(c)
                                                       -------------------    ----------------   ---------------    ----------------

Selected Per Share Data
Net asset value, beginning of period                   $       8.00           $     10.91        $     14.27        $    16.03
                                                       -------------------    ----------------   ---------------    ----------------
Income from investment operations
  Net investment income (loss)                                (0.08)                (0.21)             (0.26)            (0.30)
  Net realized and unrealized gain (loss)                      0.74                 (2.70)             (3.10)            (1.46)
                                                       -------------------    ----------------   ---------------    ----------------
Total from investment operations                               0.66                 (2.91)             (3.36)            (1.76)
                                                       -------------------    ----------------   ---------------    ----------------
Less Distributions to shareholders:
  From net investment income                                   0.00                  0.00               0.00              0.00
  From net realized gain                                       0.00                  0.00               0.00              0.00
                                                       -------------------    ----------------   ---------------    ----------------
Total distributions                                            0.00                  0.00               0.00              0.00
                                                       -------------------    ----------------   ---------------    ----------------

Net asset value, end of period                         $       8.66           $      8.00        $      10.91       $    14.27
                                                       ===================    ================   ===============    ================

Total Return                                                 8.11%(b)              (26.58)%          (24.03)%          (10.42)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                        $      1,083           $       951        $     1,003        $      462
Ratio of expenses to average net assets                     2.50%(a)                 2.50%             2.50%            2.50%(a)
Ratio of expenses to average net assets
   before waiver & reimbursement                            6.66%(a)                 6.38%             5.25%            7.94%(a)
Ratio of net investment income to
   average net assets                                      (2.25)%(a)               (2.33)%           (2.27)%          (2.08)%(a)
Ratio of net investment income to
   average net assets before waiver & reimbursement        (6.43)%(a)               (6.21)%           (5.03)%          (7.51)%(a)
Portfolio turnover rate                                     9.19%                   20.57%            24.24%            21.86%

(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c) For the period December 31, 1999 (Commencement of Operations) to November 30, 2000.

Tanaka Growth Fund - Class R
Financial Highlights


                                                                    For the           For the           For the          For the
                                            Six months ended       year ended        year ended        year ended      period ended
                                             May 31, 2003        November 30,      November 30,      November 30,     November 30,
                                              (Unaudited)             2002              2001              2000           1999 (c)
                                          --------------------  ----------------  ----------------  ---------------  ---------------

Selected Per Share Data
Net asset value, beginning of period      $      8.04            $   10.89         $   14.38         $   13.05        $    10.00
                                          --------------------   ----------------  ----------------  ---------------  --------------
Income from investment operations
  Net investment income (loss)                  (0.06)               (0.15)            (0.18)            (0.24)            (0.08)
  Net realized and unrealized gain (loss)        0.76                (2.70)            (3.23)             1.57              3.13
                                          --------------------   ----------------  ----------------  ---------------  --------------
Total from investment operations                 0.70                (2.85)            (3.41)             1.33              3.05
                                          --------------------   ----------------  ----------------  ---------------  --------------
Less Distributions to shareholders:
  From net investment income                     0.00                 0.00              0.00              0.00              0.00
  From net realized gain                         0.00                 0.00             (0.08)             0.00              0.00
                                          --------------------   ----------------  ----------------  ---------------  --------------
Total distributions                              0.00                 0.00             (0.08)             0.00              0.00
                                          --------------------   ----------------  ----------------  ---------------  --------------

Net asset value, end of period            $      8.74            $    8.04         $   10.89         $   14.38        $    13.05
                                          ====================   ================  ================  ===============  ==============

Total Return                                    8.57%(b)            (26.08)%          (23.83)%           10.19%          30.50%(b)

Ratios and Supplemental Data
Net assets, end of period (000)           $       2,885          $    2,657        $    3,524        $   3,602       $     1,495
Ratio of expenses to average net assets         1.75%(a)               1.75%             1.75%            1.75%           1.75%(a)
Ratio of expenses to average net assets
   before waiver & reimbursement                5.94%(a)               5.53%             4.81%            6.20%          13.89%(a)
Ratio of net investment income to
   average net assets                          (1.56)%(a)             (1.60)%           (1.52)%          (1.37)%          (0.80)%(a)
Ratio of net investment income to
   average net assets before waiver &
   reimbursement                               (5.73)%(a)             (5.37)%           (4.58)%          (5.81)%         (12.94)%(a)
Portfolio turnover rate                         9.19%                  20.57%            24.24%           21.86%          53.45%

(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c) For the period December 30, 1998 (Commencement of Operations) to November 30, 1999.

                                        TANAKA Growth Fund
                                    Notes to Financial Statements
                                      May 31, 2003 (Unaudited)

NOTE 1. ORGANIZATION

     TANAKA Growth Fund (the "Fund") was organized as a series of TANAKA Funds, Inc., a Maryland corporation (the "Company") on November 5, 1998; the Fund commenced operations on December 30, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's investment objective is to provide growth of capital. The Board of Directors (the "Board") has authorized that shares of the Fund may be offered in three classes: Class A, Class B and Class
R. Each class is subject to different expenses and a different sales charge structure.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Security Valuation- In valuing the Fund's assets, portfolio securities, including American Depositary Receipts ("ADRs") and American Depositary Shares ("ADSs"), which are traded on the New York Stock Exchange or on the NASDAQ over-the-counter market, will be valued at the last quoted sale price, unless there are indications of substantially different valuations. Lacking any sales, the security will be valued at the last bid price. ADRs and ADSs for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated in accordance with procedures approved by the Board as the primary market. Securities will be valued using quotations on the exchange and lacking any sales, securities will be valued at the last reported bid price prior to the Fund's valuation time, unless the Fund is aware of a material change in the value prior to the time it values its securities.

     The value of a security traded or dealt in upon an exchange may be valued at what the Fund's pricing agent determines is fair market value on the basis of all available information, including the last determined value, if there was no sale on a given day and the pricing agent determines that the last bid does not represent the value of the security, or if such information is not available. For example, the pricing agent may determine that the price of a security listed on a foreign stock exchange that was fixed by reason of a limit on the daily price change does not represent the fair market value of the security. Similarly, the value of a security not traded or dealt in upon an exchange may be valued at what the pricing agent determines is fair market value if the pricing agent determines that the last sale does not represent the value of the security, provided that such amount is not higher than the current bid price.

     Notwithstanding the foregoing, money market investments with a remaining maturity of fewer than 60 days shall be valued by the amortized cost method described below; debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Fund, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques and are representative of market values at the close of the exchange.

     The value of an illiquid security which is subject to legal or contractual delays in or restrictions on resale by the Fund shall be the fair value thereof as determined in accordance with procedures established by the Board, on the basis of such relevant factors as the following: the cost of such security to the Fund, the market price of unrestricted securities of the same class at the time of purchase and subsequent changes in such market price, potential expiration or release of the restrictions affecting such security, the existence of any registration rights, the fact that the Fund may have to bear part or all of the expense of registering such security, and any potential sale of such security to another investor. The value of other property owned by the Fund shall be determined in a manner, which, in the discretion of the pricing agent of the Fund, most fairly reflects fair market value of the property on such date.

                                     TANAKA Growth Fund
                                Notes to Financial Statements
                            May 31, 2003 (Unaudited) - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     U.S. Treasury bills, and other short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, are valued at the mean of representative quoted bid and asked prices for securities of comparable maturity, quality and type.
Short-term securities, with 60 days or less to maturity, are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held, on the 60th day prior to maturity, based on the value determined on the 61st day prior to maturity.

     Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions- The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Tanaka Capital Management, Inc. (the "Advisor") to manage the Fund's investments. The Advisor was organized as a Delaware corporation in 1986. Graham Y. Tanaka, portfolio manager and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio. Certain officers of the Advisor are a director and officer of the Fund.

     Under the terms of an Investment Advisory Agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended May 31, 2003, the Advisor received a fee of $18,689 from the Fund. The Advisor has contractually agreed to waive all or a portion of its management fees and/or reimburse the Fund for the expenses it incurs, but only to the extent necessary to maintain total annual operating expenses at 2.50% of the average daily net assets of the Class B shares, and 1.75% of the average daily net assets of the Class A and Class R shares, through March 31, 2004. For the six months ended May 31, 2003, the Advisor reimbursed expenses of $78,849. The Fund has agreed that any operating expenses of the Fund reimbursed by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the year ending November 30, 2004 if the total expenses for the Fund for each such year or years, after giving effect to the repayment, do not exceed 2.50% of the average daily net assets of the Class B shares and 1.75%, respectively, of the average daily net assets of the Class A and the Class R shares (or any lower expense limitation or limitations to which the Advisor may agree).

                                     TANAKA Growth Fund
                                Notes to Financial Statements
                             May 31, 2003 (Unaudited) - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares authorized (each such plan, a "Distribution Plan"). For the six months ended May 31, 2003 there were $8,040 in 12b-1 expenses paid by the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average net assets for the first $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.05% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended May 31, 2003 Unified received fees of $15,236 from the Fund for administrative services provided to the Fund.

     The Fund retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.30 per shareholder (subject to a minimum monthly fee of $1,250 per class of shares). For the six months ended May 31, 2003, Unified received fees of $26,652 from the Fund for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.050% of the Fund's average net assets for the first $100 million, 0.040% of the Fund's average net assets from $100 million to $300 million, and 0.030% of the Fund's average net assets over $300 million (subject to minimum fees of $21,000 per year). For the six months ended May 31, 2003, Unified received fees of $13,704 from the Fund for fund accounting services provided to the Fund.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc.(the "Distributor"), to act as the principal distributor of its shares. During the six months ended May 31, 2003, the Fund paid the Distributor $182 for Class A; $4,493 for Class B and $3,365 for Class R under the Distribution Plans.

NOTE 4. INVESTMENTS

     For the six months ended May 31, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $366,987 and $342,620, respectively. As of May 31, 2003, the gross unrealized appreciation for all securities totaled $448,369 and the gross unrealized depreciation for all securities totaled $1,288,375 for a net unrealized depreciation of $840,006. The aggregate cost of securities for federal income tax purposes at November 30, 2002 was $5,010,026.

NOTE 5. CAPITAL SHARES

The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it currently has allocated 150,000,000 shares to the Fund. Paid in capital at May 31, 2003 was $6,545,435.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                 TANAKA Growth Fund
                             Notes to Financial Statements
                          May 31, 2003 (Unaudited) - continued


NOTE 7. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2003, Parker Hunter, Inc. owned in aggregate 72.72% of the Fund's Class A shares and 98.50% of the Fund's Class B shares in an omnibus account for the benefit of others.

DIRECTORS AND OFFICERS

     Each director serves as a director until the next annual meeting of shareholders or until his successor is duly elected. The Fund is not in a "family of funds" or a "fund complex", and the only fund overseen by the Board is the Fund. The address of each director and officer is c/o Tanaka Capital Management, Inc., 230 Park Avenue, Suite 960, New York, New York 10169.

     The following table provides information regarding each Director who is not an "interested person" of the Company, as defined in the 1940 Act.

                         Position(s) Held
                           with Company
      Name (and            (and Length              Principal Occupations              Other Directorships
   Year of Birth)        of Time Served)             During Past 5 Years                Held by Director
---------------------- --------------------- ------------------------------------ ------------------------------
David M. Fox           Director              President and CEO of David Fox &     none
(1948)                 (since 1998)          Associates, a television
                                             programming sales firm, since
                                             2001; President and CEO of TV
                                             Network, Inc., an internet
                                             company, from 1999 to 2001;
                                             President and CEO of Unapix
                                             Entertainment, a television and
                                             film sales firm from 1992 until
                                             1999
---------------------- --------------------- ------------------------------------ ------------------------------
Thomas R. Schwarz      Director              Retired; [President and COO of       TransAct Technologies, Inc.
(1936)                 (since 1998)          Dunkin Donuts Inc., 1966-1989; CEO   Progressive Software, Inc.
                                             of Grossmans Inc., 1989-1994]        Chicken Out Rotisserie, Inc.
                                                                                  Lebhar-Friedman Publishing

---------------------- --------------------- ------------------------------------ ------------------------------
Scott D. Stooker       Director              President of 1st Team                none
(1954)                 (since 1998)          Communications, an advertising
                                             firm, since 1990
---------------------- --------------------- ------------------------------------ ------------------------------


     The following table provides information regarding each Director who is an "interested person" of the Company, as defined in the 1940 Act, and each officer of the Company.


                         Position(s) Held
                           with Company
      Name (and            (and Length              Principal Occupations              Other Directorships
   Year of Birth)        of Time Served)             During Past 5 Years                Held by Director
---------------------- --------------------- ------------------------------------ ------------------------------
Graham Y. Tanaka*      Chairman, CEO and     President of Tanaka Capital          TransAct Technologies, Inc.
(1948)                 President             Management, Inc. since 1986
                       (since 1998)
---------------------- --------------------- ------------------------------------ ------------------------------
Victoria A. McCann     Secretary             Head Trader/Operations Manager at    none
(1967)                 (since 2001)          Tanaka Capital Management, Inc.
                                             since 1991
---------------------- --------------------- ------------------------------------ ------------------------------
Dmitriy Perelstein     CFO                   Financial Analyst for Tanaka         none
(1980)                 (since 2003)          Capital Management since 2003;
                                             Financial Analyst for Mercer
                                             Investment Consulting 2000-2003.
                                             Full-time student 1998-2000.

---------------------- --------------------- ------------------------------------ ------------------------------

  * "Interested person," as defined in the 1940 Act, of the Fund because of the affiliation with Tanaka Capital Management, Inc.

     The  Fund's  Statement  of  Additional   Information   includes  additional
information about the Fund's directors and is available upon request.

Item 2.  Code of Ethics.  Not applicable.

Item 3.  Audit Committee Financial Expert. Not applicable.


Item 4.  Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of July 29, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 10.  Exhibits.
(a) Not applicable.[see Item 2.]
(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

[File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Annual reports only: Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. (registrant may file the Code of Ethics, or state in the annual report that 1) the Code is available on website (give address) or 2) state that the Code is available on request without charge, and explain how to request a copy. This Exhibit is named "EX-99.CODE ETH" for EDGAR filing.].

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). This Exhibit is named "EX-99.CERT" for EDGAR filing.]

                            SIGNATURES

[See General Instruction F: the report must be signed by the registrant, and by each officer that provided a certification.]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Tanaka Funds, Inc.

By (Signature and Title)
* /s/ Graham Tanaka
     Graham Tanaka, President

Date 7/30/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
*  /s/ Graham Tanaka
       Graham Tanaka, President

Date  7/30/03

By (Signature and Title)
*   /s/ Dmitriy Perelstein
     Dmitriy Perelstein, Chief Financial Officer

Date 7/30/03

* Print the name and title of each signing officer under his or her signature.